Unaudited condensed consolidated interim statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2022	$ 249,816	$ 1,301	$ 291,448	$ 2,595	$ (13,035)	$ (32,493)
Changes in equity
Loss for the period	(24,315)	0	0	0	0	(24,315)
Other comprehensive income/(expense)	(1,377)	0	0	(1,216)	(161)	0
Total comprehensive loss for the period	(25,692)	0	0	(1,216)	(161)	(24,315)
Share-based compensation expense	1,649	0	0	1,649	0	0
Share option exercises	0	0	0	(140)	0	140
Total transactions with owners	1,649	0	0	1,509	0	140
Ending balance at Sep. 30, 2023	225,773	1,301	291,448	2,888	(13,196)	(56,668)
Beginning balance at Dec. 31, 2023	218,968	1,301	291,463	4,651	(10,507)	(67,940)
Changes in equity
Loss for the period	(30,159)	0	0	0	0	(30,159)
Other comprehensive income/(expense)	145	0	0	258	(113)	0
Total comprehensive loss for the period	(30,014)	0	0	258	(113)	(30,159)
Share-based compensation expense	412	0	0	412	0	0
Transfer of share options	0	0	0	(455)	0	455
Total transactions with owners	412	0	0	(43)	0	455
Ending balance at Sep. 30, 2024	$ 189,366	$ 1,301	$ 291,463	$ 4,866	$ (10,620)	$ (97,644)